CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Common Shares Outstanding Kirkland Lake Gold Ltd	Common Shares Outstanding Yamana Gold Inc.	Common Shares Outstanding	Stock Options Kirkland Lake Gold Ltd	Stock Options Yamana Gold Inc.	Stock Options	Contributed Surplus Kirkland Lake Gold Ltd	Contributed Surplus Yamana Gold Inc.	Contributed Surplus	Retained Earnings (Deficit) Kirkland Lake Gold Ltd	Retained Earnings (Deficit) Yamana Gold Inc.	Retained Earnings (Deficit)	Other Reserves Kirkland Lake Gold Ltd	Other Reserves Yamana Gold Inc.	Other Reserves	Kirkland Lake Gold Ltd	Yamana Gold Inc.	Total
Balance at the beginning of the year at Dec. 31, 2021			$ 5,863,512,000			$ 191,112,000			$ 37,254,000			$ (146,383,000)			$ 54,276,000			$ 5,999,771,000
Balance at the beginning of the year (in Shares) at Dec. 31, 2021			245,001,857
Net income			$ 0			0			0			670,249,000			0			670,249,000
Other comprehensive income (loss)			0			0			0			36,000			(83,282,000)			(83,246,000)
Comprehensive income for the year			0			0			0			670,285,000			(83,282,000)			587,003,000
Shares issued under employee stock option plan (Notes 16 and 17A)			$ 51,310,000			(9,465,000)			0			0			0			41,845,000
Shares issued under employee stock option plan (Notes 16 and 17A) (in Shares)			944,989
Shares issued on acquisition, net of share issuance costs (Note 5)	$ 10,268,160,000			$ 0			$ 0			$ 0			$ 0			$ 10,268,160,000
Shares issued on acquisition, net of share issuance costs (Note 5) (in Shares)	209,274,263
Stock options (Notes 16 and 17A)			$ 0			15,783,000			0			0			0			15,783,000
Shares issued under incentive share purchase plan (Note 17B)			$ 30,285,000			0			0			0			0			30,285,000
Shares issued under incentive share purchase plan (Note 17B) (in Shares)			615,069
Shares issued under dividend reinvestment plan			$ 117,252,000			0			0			0			0			117,252,000
Shares issued under dividend reinvestment plan (in Shares)			2,459,599
Share repurchases (Note 16)			$ (55,926,000)			0			(13,974,000)			0			0			(69,900,000)
Share repurchases (Note 16) (in shares)			(1,569,620)
Dividends declared			$ 0			0			0			(725,482,000)			0			(725,482,000)
Restricted Share Unit plan, Performance Share Unit plan, and Long Term Incentive Plan (Notes 16 and 17C,D)			$ (23,372,000)			0			0			0			0			(23,372,000)
Restricted Share Unit plan, Performance Share Unit plan, and Long Term Incentive Plan (Notes 16 and 17C,D) (in Shares)			(260,861)
Balance at the end of the year at Dec. 31, 2022			$ 16,251,221,000			197,430,000			23,280,000			(201,580,000)			(29,006,000)			16,241,345,000
Balance at the end of the year (in Shares) at Dec. 31, 2022			456,465,296
Net income			$ 0			0			0			1,941,307,000			0			1,941,307,000
Other comprehensive income (loss)			0			0			0			1,807,000			(71,994,000)			(70,187,000)
Comprehensive income for the year			0			0			0			1,943,114,000			(71,994,000)			1,871,120,000
Transfer of loss on disposal of equity securities to deficit (Note 10)			0			0			0			(2,045,000)			2,045,000			0
Shares issued under employee stock option plan (Notes 16 and 17A)			$ 48,155,000			(7,778,000)			0			0			0			40,377,000
Shares issued under employee stock option plan (Notes 16 and 17A) (in Shares)			940,921
Shares issued on acquisition, net of share issuance costs (Note 5)		$ 1,858,219,000			$ 0			$ 0			$ 0			$ 0			$ 1,858,219,000
Shares issued on acquisition, net of share issuance costs (Note 5) (in Shares)		36,177,931
Stock options (Notes 16 and 17A)			$ 0			12,103,000			0			0			0			12,103,000
Shares issued under incentive share purchase plan (Note 17B)			$ 44,818,000			0			0			0			0			44,818,000
Shares issued under incentive share purchase plan (Note 17B) (in Shares)			885,842
Shares issued under dividend reinvestment plan			$ 137,737,000			0			0			0			0			137,737,000
Shares issued under dividend reinvestment plan (in Shares)			2,905,726
Share repurchases (Note 16)			$ (3,569,000)			0			(1,206,000)			0			0			(4,775,000)
Share repurchases (Note 16) (in shares)			(100,000)
Dividends declared			$ 0			0			0			(776,317,000)			0			(776,317,000)
Restricted Share Unit plan, Performance Share Unit plan, and Long Term Incentive Plan (Notes 16 and 17C,D)			$ (1,712,000)			0			0			0			0			(1,712,000)
Restricted Share Unit plan, Performance Share Unit plan, and Long Term Incentive Plan (Notes 16 and 17C,D) (in Shares)			23,725
Balance at the end of the year at Dec. 31, 2023			$ 18,334,869,000			$ 201,755,000			$ 22,074,000			$ 963,172,000			$ (98,955,000)			$ 19,422,915,000
Balance at the end of the year (in Shares) at Dec. 31, 2023			497,299,441